FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES - Provisions detail for the debt instruments portfolio using the expected credit losses model (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	$ 37,570,270	$ 25,674,195
Amortized cost
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	8,404,878	6,848,082
Fair value through other comprehensive income
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Debt instruments acquired	(2,517)
Debt Instruments, sales and maturities	1,708
Stage 3
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	1,318,452	1,031,773
Stage 3 | Gross carrying amount
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	2,161,759	1,783,801
Stage 3 | Allowance
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	(843,307)	(752,028)
Debt instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	36,524,575	25,092,666
Debt instruments | Fair value through OCI and amortized cost
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	13,489,294	12,996,259
Debt instruments | Fair value through OCI and amortized cost | Gross carrying amount
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	13,489,294	12,996,259	$ 16,314,035
Debt instruments | Fair value through OCI and amortized cost | Allowance
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	58,937	55,803	64,901	$ 24,679
Debt instruments | Amortized cost
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	8,404,878	6,848,082
Debt instruments | Amortized cost | Gross carrying amount
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	8,463,815	6,903,885
Debt instruments | Amortized cost | Allowance
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	(58,937)	(55,803)
Debt instruments | Fair value through other comprehensive income
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	5,084,416	6,148,177
Debt instruments | Fair value through other comprehensive income | Allowance
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	5,734	5,562
Debt instruments | Stage 1 | Fair value through OCI and amortized cost
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	12,998,652	12,760,342
Debt instruments | Stage 1 | Fair value through OCI and amortized cost | Gross carrying amount
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	12,998,652	12,760,342	15,973,144
Debt instruments | Stage 1 | Fair value through OCI and amortized cost | Allowance
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	33,409	29,939	29,881	17,690
Debt instruments | Stage 1 | Amortized cost
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	7,975,158	6,612,165
Debt instruments | Stage 1 | Amortized cost | Gross carrying amount
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	8,008,567	6,642,104
Debt instruments | Stage 1 | Amortized cost | Allowance
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	(33,409)	(29,939)
Debt instruments | Stage 1 | Fair value through other comprehensive income
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	5,023,494	6,148,177
Debt instruments | Stage 1 | Fair value through other comprehensive income | Allowance
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	6,513
Debt instruments | Stage 2 | Fair value through OCI and amortized cost
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	454,065	205,133
Debt instruments | Stage 2 | Fair value through OCI and amortized cost | Gross carrying amount
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	454,065	205,133	340,891
Debt instruments | Stage 2 | Fair value through OCI and amortized cost | Allowance
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	8,120	11,913	35,020	$ 6,989
Debt instruments | Stage 2 | Amortized cost
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	393,143	205,133
Debt instruments | Stage 2 | Amortized cost | Gross carrying amount
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	401,263	217,046
Debt instruments | Stage 2 | Amortized cost | Allowance
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	(8,120)	(11,913)
Debt instruments | Stage 2 | Fair value through other comprehensive income
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	60,922
Debt instruments | Stage 3 | Fair value through OCI and amortized cost
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	36,577	30,784
Debt instruments | Stage 3 | Fair value through OCI and amortized cost | Gross carrying amount
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	36,577	30,784	0
Debt instruments | Stage 3 | Fair value through OCI and amortized cost | Allowance
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	17,408	13,951	$ 0
Debt instruments | Stage 3 | Amortized cost
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	36,577	30,784
Debt instruments | Stage 3 | Amortized cost | Gross carrying amount
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	53,985	44,735
Debt instruments | Stage 3 | Amortized cost | Allowance
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	$ (17,408)	$ (13,951)